Debt	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Debt

7. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the year. As of March 31, 2023 and December 31, 2022, $36,681 and $21,408, respectively was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. As of both March 31, 2023 and December 31, 2022, the Company had an outstanding balance of $75,000.

The key terms of these facilities were as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding at March 31, 2023 (Local Currency)	Principal Outstanding at March 31, 2023 (USD)
Term Loan Facility (USD) (3)	USD	USD LIBOR + 2.75% (0.5% floor)	6.9%	Jun-28	$957,387	$957,387
Term Loan Facility (EUR) (4)	EUR	EURIBOR + 3.00% (0% floor)	6.2%	Jun-28	680,671	737,894
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	456,785
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	360,418	360,418
Revolving Credit Facility (USD)	USD	BASE + 2.25% (0% floor	7.0%	Dec-27	15,000	15,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.2%	Dec-27	20,000	21,681
Line of Credit	USD	Term SOFR (5) + 2.70%	7.6%	Jun-25	75,000	75,000
Total Principal Outstanding						$2,624,165

(1)
For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of March 31, 2023.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(5)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	March 31, 2023	December 31, 2022
Principal Outstanding	$2,624,165	$2,658,023
Unamortized debt issuance cost	(12,850)	(14,564)
Total	2,611,315	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$2,601,125	$2,633,269

For the three months ended March 31, 2023 and 2022, interest expense, including amortization of deferred debt issuance cost, was $37,456 and $25,956, respectively. The Company also paid debt issuance costs of $6,261 during the three months ended March 31, 2022, predominantly related to the USD Incremental Term Loan drawn down in connection with the SafetyPay acquisition.

Maturity requirements on debt as of March 31, 2023 by year are as follows:

Remainder 2023	$7,642
2024	10,190
2025	85,190
2026	10,190
2027	46,871
2028	1,646,880
2029 and thereafter	817,202
Total	$2,624,165

During the three months ended March 31, 2023, the Company made principal payments of $2,547 under its Term Loan Facility. In addition, the Company repurchased $10,000 of Secured Loan Notes and $51,726 under the Term Loan Facility. This resulted in a gain on repurchase of $4,340 recognized within "Other income, net" within the Consolidated Statements of Comprehensive Loss for the three months ended March 31, 2023.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months (LTM) EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its covenants as of the date of issuance of these financial statements.

Letters of Credit

As of March 31, 2023 and December 31, 2022, the Company had issued approximately $122,005 and $121,960, letters of credit, respectively, for use in the ordinary course of business.